UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund:    BlackRock Municipal Bond Investment Trust (BIE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$141,027
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	121,831
California — 16.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	746,431
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	129,170
California State Public Works Board, LRB:
Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	210	219,274
Various Capital Projects, Series I, 5.50%, 11/01/31	500	542,140
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	410	457,810
Los Angeles County Public Works Financing Authority, LRB, Multiple Capital Projects II, 5.00%, 8/01/42	725	726,972
Los Angeles Department of Water & Power, RB, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,754,686
Sacramento California Municipal Utility District, RB, Series A, 5.00%, 8/15/37	415	430,820
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	925,964
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	795,443
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	950	989,520
Municipal Bonds	Par (000)	Value
California (concluded)
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	$160	$169,669

		7,887,899
Colorado — 2.9%
City & County of Denver Colorado Airport System, ARB, Subordinate System, Series B, 5.25%, 11/15/32	750	783,105
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	580	632,705

		1,415,810
Florida — 7.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	111,455
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	1,875	2,040,450
County of Miami-Dade Florida, Refunding RB:
Transit System Sales Surtax, 5.00%, 7/01/42	570	579,930
Water & Sewer System, Series B, 5.25%, 10/01/29	740	805,786
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	305	325,206

		3,862,827
Georgia — 1.3%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	650,332
Illinois — 12.0%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	1,590	1,781,102
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	205	208,501
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	165	168,348

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$200	$208,758
5.25%, 12/01/43	500	501,930
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	805,373
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,116,220
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	400,449
6.00%, 6/01/28	105	114,310
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	500	508,170
5.50%, 7/01/38	110	109,847

		5,923,008
Indiana — 2.7%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,308,905
Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	977,418
Kentucky — 1.8%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	908,512
Louisiana — 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, Series A-1, 6.50%, 11/01/35	380	407,254
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	295	306,496
5.50%, 5/15/29	315	324,333

		1,038,083
Municipal Bonds	Par (000)	Value
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	$675	$741,123
Massachusetts — 3.1%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	396,536
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	790	823,370
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	317,679

		1,537,585
Michigan — 3.5%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	516,830
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	555,360
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	530	634,654

		1,706,844
Mississippi — 1.3%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	315	373,829
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	250	266,985

		640,814
Multi-State — 6.4%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (a)(b)	3,000	3,160,800
Nevada — 4.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,088,210

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$1,000	$1,078,210

		2,166,420
New Jersey — 8.4%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	809,685
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	634,101
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	760	807,515
Transportation System, Series A, 5.88%, 12/15/38	695	773,841
Transportation System, Series A, 5.50%, 6/15/41	500	522,245
Rutgers - The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	330	355,684
Series L, 5.00%, 5/01/32	205	220,955

		4,124,026
New York — 1.0%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	145	154,707
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	325	342,878

		497,585
Ohio — 3.5%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	840	852,936
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	75	76,082
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	250	269,665
Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (concluded):
5.25%, 2/15/31	$500	$536,565

		1,735,248
Pennsylvania — 6.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	324,891
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	750	799,755
Sub-Series A, 6.00%, 12/01/41	1,500	1,620,810
Sub-Series C (AGC), 6.25%, 6/01/38	500	558,385

		3,303,841
South Carolina — 1.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38 (c)	635	681,495
Texas — 10.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	905,335
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	425,253
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	470	522,593
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,151,203
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	500	536,450
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	272,377
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	193,691

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$500	$540,480
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	500	507,395

		5,054,777
Virginia — 0.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	151,564
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (d)	200	251,576

		403,140
Washington — 2.1%
Port of Seattle Washington, Refunding RB, Intermediate Lien, Series A, 5.00%, 8/01/32	1,000	1,051,650
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	910,710
Total Municipal Bonds — 105.5%		51,951,710

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 20.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,005	1,071,491
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,337,024
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (f)	1,410	1,507,318
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,079	2,384,670
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$200	$210,678
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,411,611
University of California, RB, Series O, 5.75%, 5/15/34	810	911,093
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	250	260,702

		10,094,587
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	735	820,885
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	899	961,400

		1,782,285
Illinois — 7.7%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,649,730
Illinois State Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,156,273

		3,806,003
Nevada — 3.4%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,694,625
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	585	631,307
New Jersey — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,043,550
Series B, 5.25%, 6/15/36 (f)	840	874,651

		1,918,201

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York — 14.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$750	$831,007
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,000	1,026,937
Series FF-2, 5.50%, 6/15/40	990	1,054,907
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	1,000	1,071,097
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	1,170	1,221,422
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	680	724,628
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,054,660

		6,984,658
Texas — 5.6%
City of San Antonio Texas Public Service Board, Refunding RB, Electric and Gas System, Series A, 5.25%, 2/01/31 (f)	1,050	1,156,581
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Texas (concluded)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	$1,450	$1,583,371

		2,739,952
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	486,954
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 61.2%		30,138,572
Total Long-Term Investments (Cost — $78,014,914) — 166.7%		82,090,282

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	785,353	785,353
Total Short-Term Securities (Cost — $785,353) — 1.6%		785,353
Total Investments (Cost — $78,800,267*) — 168.3%		82,875,635
Other Assets Less Liabilities — 1.0%		542,076
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (33.2%)		(16,365,878)
VRDP Shares, at Liquidation Value — (36.1%)		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$49,251,833

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$62,635,394

Gross unrealized appreciation		$4,431,369
Gross unrealized depreciation		(551,989)

Net unrealized appreciation		$3,879,380

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Securities, LLC	$681,495	$8,579

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $4,097,449.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	1,380,043	(594,690)	785,353	$67

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	IDA	Industrial Development Authority
	IDB	Industrial Development Board
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	RB	Revenue Bonds
	S/F	Single-Family

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(31)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$3,925,859	$19,826

6	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$82,090,282	—	$82,090,282
Short-Term Securities	$785,353	—	—	785,353

Total	$785,353	$82,090,282	—	$82,875,635

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$19,826	—	—	$19,826

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$55,000	—	—	$55,000
Liabilities:
Bank overdraft	—	$(2,228)	—	(2,228)
TOB trust certificates	—	(16,360,861)	—	(16,360,861)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$55,000	$(34,163,089)	—	$(34,108,089)

There were no transfers between levels during the period ended November 30, 2013.

8	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 24, 2014